Stock-based compensation - RSUs (Details) $ / shares in Units, $ in Thousands, $ in Billions									12 Months Ended
	Dec. 29, 2023 EquityInstruments	Sep. 11, 2023 EquityInstruments	Jun. 29, 2023 USD ($) EquityInstruments shares	Dec. 01, 2022 USD ($) director shares	Aug. 05, 2022 EquityInstruments	Jul. 20, 2022 EquityInstruments	Apr. 05, 2022 EquityInstruments	Sep. 08, 2021 CAD ($) EquityInstruments tranche shares	Dec. 31, 2023 CAD ($) EquityInstruments shares $ / shares	Dec. 31, 2022 CAD ($) EquityInstruments shares $ / shares	Jun. 30, 2023 director	Oct. 28, 2022 EquityInstruments
Number of RSUs
Granted									1,023,000
Stock-based compensation | $									$ 64,340	$ 122,512
Four independent directors elected June 30, 2023
Number of RSUs
Number of directors elected | director											4
RSUs
Stock-based compensation
Awards that could be granted | shares									18,120,878
Granted and issued | shares									15,742,322
Awards available | shares									2,378,556
Number of RSUs
Balance, beginning | shares									6,092,666	7,422,667
Exercised	(500,000)								(5,339,429)	(4,759,833)
Forfeited (in shares) | shares									(1,384,003)
Granted | shares									2,891,288	3,429,832
Adjustment | shares									(896,862)
Balance, ending | shares									1,363,660	6,092,666
Weighted average grant date fair value (in dollar per share) | $ / shares									$ 22.25
Number of shares awarded subject to time vesting | shares				295,000
Weighted average | $ / shares										$ 36.34
Market capitalization condition | $			$ 4
Stock-based compensation | $									$ 64,330	$ 121,040
Total stock based compensation | $									46,990	110,108
Stock-based compensation expense in deferred exploration and evaluation expenditure | $									16,421	8,528
Stock-based compensation expense in property, plant and equipment | $									$ 919	$ 2,404
RSUs | Former director
Number of RSUs
Forfeited (in shares)									(384,925)
RSUs | Director
Number of RSUs
Granted			60,000
Number of directors | director				4
Number of shares awarded subject to time vesting | shares				235,000
Increase in the market capitalization | $				$ 4
RSUs | CEO and Co-Chair
Number of RSUs
Exercised	(525,000)
RSUs | CEO
Number of RSUs
Exercised									(2,500,000)
Granted | shares										2,500,000
Additional aggregate RSU | shares										500,000
RSUs | Co-CEO
Number of RSUs
Granted | shares										2,500,000
Additional aggregate RSU | shares										500,000
RSUs | CEO and Co-CEO
Number of RSUs
Exercised								(5,000,000)
Granted								5,000,000
Number of tranche | tranche								4
Additional aggregate RSU | shares								1,000,000
RSUs | CEO and Co-CEO | Tranche a
Number of RSUs
Exercised								(1,000,000)
Increase in the market capitalization | $								$ 1,300,000
RSUs | CEO and Co-CEO | Tranche b
Number of RSUs
Exercised								(1,000,000)
Increase in the market capitalization | $								$ 1,550,000
RSUs | COO
Number of RSUs
Granted						1,000,000
RSUs | Key consultant
Number of RSUs
Granted							50,000
RSUs | Individual
Number of RSUs
Exercised					(120,000)
Granted					250,000
RSUs | Individual | Tranche a
Number of RSUs
Exercised					(65,000)
RSUs | Individual | Tranche b
Number of RSUs
Exercised					(65,000)
RSUs | Key employees, directors and designated service providers
Number of RSUs
Number of instruments other equity instruments granted to each CEO												1,332,332
RSUs | Former officer
Number of RSUs
Exercised	(600,000)
Forfeited (in shares)									(159,925)
RSUs | Previous board of directors for 2 years of service
Number of RSUs
Granted | shares									384,925
RSUs | Four independent directors elected June 30, 2023
Number of RSUs
Granted | shares									146,500
RSUs | CEO and board member (2021 net zero carbon plan)
Number of RSUs
Granted | shares									525,000
RSUs | Employees, service providers and consultants
Number of RSUs
Granted | shares									1,834.863
RSUs subject to certain performance metrics | Director
Number of RSUs
Exercised			(35,000)
Granted			130,000
Number of shares awarded subject to market capitalization | shares			60,000
RSUs subject to certain performance metrics | New independent directors
Number of RSUs
Granted									60,000
RSUs vesting at cessation of of directorship | Director
Number of RSUs
Granted			122,500
Number of shares awarded subject to market capitalization | shares				60,000
RSU granted under current mandate
Number of RSUs
Exercised										(1,047,500)
Granted			146,500
RSU granted under current mandate | Director
Number of RSUs
Exercised									(146,500)
Granted										2,382,332
RSUs for Directorship | New independent directors
Number of RSUs
Granted		60,000
RSUs for committee chairmanship | New independent directors
Number of RSUs
Granted									26,500